Inventories, Net - Schedule of Inventories (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Total inventories	$ 1,499,270	$ 2,205,726
Photomedex, Inc. [Member]
Raw materials and work-in-process	1,968,000	4,236,000
Finished goods	5,368,000	7,499,000
Total inventories	7,336,000	11,735,000
Less Assets held for sale	(7,336,000)
Total inventories		$ 11,735,000